Accumulation Units (Details) - Schedule of changes in the number of accumulation units outstanding In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Schedule of changes in the number of accumulation units outstanding [Abstract]
Beginning of period	55.3	53.3	53.4	48.1
End of period	57.9	55.3	53.3	48.1
Credited for premiums	7.7	8.5	7.9
Liquidity units redeemed (See Note 3)		(1.2)	(3.6)
Annuity, other periodic payments, withdrawals and death benefits	(5.1)	(5.3)	(4.4)